Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details)	12 Months Ended
Sep. 30, 2024
Buildings and Improvements | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	10 years
Buildings and Improvements | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	50 years
Technical Equipment and Machinery | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	5 years
Technical Equipment and Machinery | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	18 years
Factory and Office Equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	4 years
Factory and Office Equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives of property, plant, and equipment	14 years